COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies Details Abstract
Minimum lease payments	$ (293.4)	$ (262.4)	$ (206.6)
Variable rent	(129.7)	(136.7)	(168.7)
Concession fees expense (note 7)	(423.1)	(399.1)	(375.3)
Premises (note 9)	(18.0)	(14.9)	(16.3)
Sublease income (note 7)	$ 12.5	$ 11.6	$ 11.9